Non-current and current financial debts (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Borrowings [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2025 and December 31, 2024.

($ millions)	June 30, 2025	December 31, 2024
Non-current financial debts
Local facilities (Japan), floating rate debt due 2028	57	—
2.750% Series 2026 Notes	499	499
2.375% Series 2028 Notes	584	517
3.000% Series 2029 Notes	996	995
2.600% Series 2030 Notes	747	746
5.375% Series 2032 Notes	694	694
3.800% Series 2049 Notes	495	495
5.750% Series 2052 Notes	592	592
Revolving facility, floating rate due 2029	—	—
Total non-current financial debts	4,664	4,538

Current financial debts
Local facilities, floating rate:
Japan	—	26
All others	61	67
Other short-term financial debts, floating rate	10	8
Derivatives	10	4
Total current financial debts	81	105
Total financial debts	4,745	4,643